Risk Management (Details) - Schedule of Quality Assets and its Related Provision - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 596,720	$ 479,374
Allowance for ECL – discounted cash flow methodology	165,935	155,903
Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	41,323,844	40,811,886
Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	15,765,677	16,062,367
Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,211,079)	(1,171,096)
Stage 1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	34,954,120	34,765,745
Stage 1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(142,333)	(127,663)
Stage 2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,964,904	3,856,528
Stage 2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(220,095)	(204,903)
Stage 3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,404,820	2,189,613
Stage 3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (830,262)	$ (817,425)
Corporate loans | Corporate Portfolio | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	30.28%	31.44%
Total ECL Percentage	35.25%	35.00%
Corporate loans | Corporate Portfolio | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 12,513,687	$ 12,832,196
Corporate loans | Corporate Portfolio | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (420,410)	$ (402,440)
Corporate loans | Corporate Portfolio | Credit risk | A1
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.07%	0.07%
Total ECL Percentage	0.00%	0.00%
Corporate loans | Corporate Portfolio | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 29,920	$ 28,006
Corporate loans | Corporate Portfolio | Credit risk | A1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (1)	$ (3)
Corporate loans | Corporate Portfolio | Credit risk | A2
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	1.59%	1.93%
Total ECL Percentage	0.03%	0.04%
Corporate loans | Corporate Portfolio | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 656,322	$ 785,654
Corporate loans | Corporate Portfolio | Credit risk | A2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (314)	$ (452)
Corporate loans | Corporate Portfolio | Credit risk | A3
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	5.61%	6.94%
Total ECL Percentage	0.19%	0.18%
Corporate loans | Corporate Portfolio | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,318,326	$ 2,832,719
Corporate loans | Corporate Portfolio | Credit risk | A3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (2,208)	$ (2,120)
Corporate loans | Corporate Portfolio | Credit risk | A4
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	6.11%	6.11%
Total ECL Percentage	0.32%	0.22%
Corporate loans | Corporate Portfolio | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,523,544	$ 2,495,187
Corporate loans | Corporate Portfolio | Credit risk | A4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (3,835)	$ (2,534)
Corporate loans | Corporate Portfolio | Credit risk | A5
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	6.75%	6.81%
Total ECL Percentage	0.65%	0.57%
Corporate loans | Corporate Portfolio | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,791,219	$ 2,781,194
Corporate loans | Corporate Portfolio | Credit risk | A5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (7,754)	$ (6,555)
Corporate loans | Corporate Portfolio | Credit risk | A6
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	5.35%	5.30%
Total ECL Percentage	1.02%	0.97%
Corporate loans | Corporate Portfolio | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 2,212,682	$ 2,162,526
Corporate loans | Corporate Portfolio | Credit risk | A6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (12,126)	$ (11,132)
Corporate loans | Corporate Portfolio | Credit risk | B1
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	1.95%	1.51%
Total ECL Percentage	1.17%	1.30%
Corporate loans | Corporate Portfolio | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 805,086	$ 617,104
Corporate loans | Corporate Portfolio | Credit risk | B1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (13,984)	$ (14,982)
Corporate loans | Corporate Portfolio | Credit risk | B2
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.37%	0.47%
Total ECL Percentage	0.63%	0.72%
Corporate loans | Corporate Portfolio | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 153,439	$ 190,140
Corporate loans | Corporate Portfolio | Credit risk | B2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (7,559)	$ (8,248)
Corporate loans | Corporate Portfolio | Credit risk | B3
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.34%	0.26%
Total ECL Percentage	0.69%	0.62%
Corporate loans | Corporate Portfolio | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 139,401	$ 104,579
Corporate loans | Corporate Portfolio | Credit risk | B3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (8,241)	$ (7,125)
Corporate loans | Corporate Portfolio | Credit risk | B4
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.24%	0.24%
Total ECL Percentage	0.95%	1.07%
Corporate loans | Corporate Portfolio | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 98,742	$ 97,041
Corporate loans | Corporate Portfolio | Credit risk | B4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (11,323)	$ (12,338)
Corporate loans | Corporate Portfolio | Credit risk | C1
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.52%	0.53%
Total ECL Percentage	5.30%	5.43%
Corporate loans | Corporate Portfolio | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 214,867	$ 214,578
Corporate loans | Corporate Portfolio | Credit risk | C1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (63,153)	$ (62,467)
Corporate loans | Corporate Portfolio | Credit risk | C2
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.33%	0.21%
Total ECL Percentage	2.37%	2.31%
Corporate loans | Corporate Portfolio | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 135,929	$ 86,427
Corporate loans | Corporate Portfolio | Credit risk | C2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (28,260)	$ (26,526)
Corporate loans | Corporate Portfolio | Credit risk | C3
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.17%	0.26%
Total ECL Percentage	2.40%	3.10%
Corporate loans | Corporate Portfolio | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 68,330	$ 104,504
Corporate loans | Corporate Portfolio | Credit risk | C3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (28,580)	$ (35,627)
Corporate loans | Corporate Portfolio | Credit risk | C4
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.32%	0.26%
Total ECL Percentage	5.02%	3.94%
Corporate loans | Corporate Portfolio | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 133,813	$ 106,439
Corporate loans | Corporate Portfolio | Credit risk | C4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (59,829)	$ (45,336)
Corporate loans | Corporate Portfolio | Credit risk | C5
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.24%	0.27%
Total ECL Percentage	5.66%	6.18%
Corporate loans | Corporate Portfolio | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 98,849	$ 111,730
Corporate loans | Corporate Portfolio | Credit risk | C5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (67,472)	$ (71,100)
Corporate loans | Corporate Portfolio | Credit risk | C6
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	0.32%	0.28%
Total ECL Percentage	8.87%	8.34%
Corporate loans | Corporate Portfolio | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 133,218	$ 114,368
Corporate loans | Corporate Portfolio | Credit risk | C6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(105,771)	(95,895)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	10,941,969	11,242,532
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(26,265)	(23,670)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	29,920	28,006
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1)	(3)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	656,322	785,654
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(314)	(452)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,264,646	2,803,228
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,901)	(1,982)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,487,497	2,482,922
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(3,567)	(2,474)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,749,203	2,732,502
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(6,645)	(5,825)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,121,986	2,055,756
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | A6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(9,236)	(8,905)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	613,063	331,242
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(4,458)	(3,787)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	19,332	23,222
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(143)	(242)
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | B4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 1 | Credit risk | C6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	812,464	866,764
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(37,322)	(35,714)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	53,680	29,491
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(307)	(138)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	36,047	12,265
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(268)	(60)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	41,239	47,927
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,046)	(668)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	90,538	106,770
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | A6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(2,849)	(2,227)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	192,023	285,756
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(9,526)	(11,137)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	134,107	165,717
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(7,416)	(7,717)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	136,901	98,961
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(7,545)	(4,990)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	65,613	64,864
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | B4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(3,598)	(3,682)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	29,632	36,299
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(2,771)	(3,104)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	23,450	8,595
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,052)	(733)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,785	4,612
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(237)	(550)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,600	2,385
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(105)	(311)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,710	1,182
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(302)	(191)
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,139	1,940
Corporate loans | Corporate Portfolio | Stage 2 | Credit risk | C6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(300)	(206)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	759,254	722,900
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(356,823)	(343,056)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	777	765
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(63)	(62)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	158	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | A6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(41)	0
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	106
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	(58)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	1,201
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	0	(289)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,500	5,618
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(696)	(2,135)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	33,129	32,177
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | B4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(7,725)	(8,656)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C1 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	185,235	178,279
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C1 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(60,382)	(59,363)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C2 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	112,479	77,832
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C2 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(27,208)	(25,793)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C3 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	66,545	99,892
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C3 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(28,343)	(35,077)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C4 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	132,213	104,054
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C4 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(59,724)	(45,025)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C5 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	97,139	110,548
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C5 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(67,170)	(70,909)
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C6 | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	129,079	112,428
Corporate loans | Corporate Portfolio | Stage 3 | Credit risk | C6 | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (105,471)	$ (95,689)
Other loans | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	100.00%	100.00%
Total ECL Percentage	100.00%	100.00%
Other loans | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 41,323,844	$ 40,811,886
Other loans | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Other loans | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	34,954,120	34,765,745
Other loans | Stage 1 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(142,333)	(127,663)
Other loans | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,964,904	3,856,528
Other loans | Stage 2 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(220,095)	(204,903)
Other loans | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	2,404,820	2,189,613
Other loans | Stage 3 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (830,262)	$ (817,425)
Other loans | Subtotal | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	69.72%	68.56%
Total ECL Percentage	64.75%	65.00%
Other loans | Subtotal | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 28,810,157	$ 27,979,690
Other loans | Subtotal | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(772,280)	(747,551)
Other loans | Subtotal | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	24,012,151	23,523,213
Other loans | Subtotal | Stage 1 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(116,068)	(103,993)
Other loans | Subtotal | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	3,152,440	2,989,764
Other loans | Subtotal | Stage 2 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(182,773)	(169,189)
Other loans | Subtotal | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,645,566	1,466,713
Other loans | Subtotal | Stage 3 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (473,439)	$ (474,369)
Other loans | Other Commercial | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	12.92%	13.01%
Total ECL Percentage	22.22%	22.36%
Other loans | Other Commercial | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 5,338,750	$ 5,307,901
Other loans | Other Commercial | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(264,994)	(257,156)
Other loans | Other Commercial | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,321,411	4,375,334
Other loans | Other Commercial | Stage 1 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(47,042)	(37,913)
Other loans | Other Commercial | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	527,752	486,303
Other loans | Other Commercial | Stage 2 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(34,834)	(31,921)
Other loans | Other Commercial | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	489,587	446,264
Other loans | Other Commercial | Stage 3 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (183,118)	$ (187,322)
Other loans | Mortgage | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	42.49%	41.83%
Total ECL Percentage	18.98%	18.79%
Other loans | Mortgage | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 17,559,769	$ 17,073,439
Other loans | Mortgage | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(226,370)	(216,133)
Other loans | Mortgage | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	14,762,656	14,635,723
Other loans | Mortgage | Stage 1 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(10,347)	(8,651)
Other loans | Mortgage | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	1,944,932	1,713,185
Other loans | Mortgage | Stage 2 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(60,330)	(53,371)
Other loans | Mortgage | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	852,181	724,531
Other loans | Mortgage | Stage 3 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (155,693)	$ (154,111)
Other loans | Consumer | Credit risk
Schedule of Quality Assets and its Related Provision [Line Items]
Percentage	14.31%	13.72%
Total ECL Percentage	23.55%	23.85%
Other loans | Consumer | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ 5,911,638	$ 5,598,350
Other loans | Consumer | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(280,916)	(274,262)
Other loans | Consumer | Stage 1 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	4,928,084	4,512,156
Other loans | Consumer | Stage 1 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(58,679)	(57,429)
Other loans | Consumer | Stage 2 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	679,756	790,276
Other loans | Consumer | Stage 2 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	(87,609)	(83,897)
Other loans | Consumer | Stage 3 | Credit risk | Gross balance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	303,798	295,918
Other loans | Consumer | Stage 3 | Credit risk | Expected credit loss allowance
Schedule of Quality Assets and its Related Provision [Line Items]
Book value, assets	$ (134,628)	$ (132,936)